Note 16 - Tax Expense - Movement in Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	[2]	$ (45,970)	[1]	$ (40,691)		$ (35,933)		$ (31,078)		$ (27,784)		$ (23,230)
Recognised in profit or loss		(2,179)		(5,168)	[2]	(4,427)		(4,743)	[2]	(3,029)	[2]	(4,059)	[2]
Foreign exchange movement		(5)		(111)	[2]	(331)		(112)	[2]	(265)	[2]	(495)	[2]
Deferred tax assets (liabilities)	[2]	(48,154)	[1]	(45,970)	[1]	(40,691)		(35,933)		(31,078)		(27,784)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	[2]	(46,570)		(41,810)		(37,265)		(32,161)		(28,698)		(24,930)
Recognised in profit or loss		(2,468)		(5,332)	[2]	(4,221)		(5,018)	[2]	(3,141)	[2]	(3,296)	[2]
Foreign exchange movement		1		572	[2]	(324)		(86)	[2]	(322)	[2]	(472)	[2]
Deferred tax assets (liabilities)		(49,037)		(46,570)	[2]	(41,810)	[2]	(37,265)	[2]	(32,161)	[2]	(28,698)	[2]
Evaluation and exploration assets [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(146)	[2]	(2)	[2]	(47)	[2]	(29)	[2]	(78)		0
Recognised in profit or loss		(13)		0	[2]	45		(18)	[2]	(21)		(78)
Foreign exchange movement		0		(144)	[2]	0		0	[2]	70		0
Deferred tax assets (liabilities)		(159)		(146)	[2]	(2)	[2]	(47)	[2]	(29)	[2]	(78)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	[2]	365		64		2		12		21		258
Recognised in profit or loss		53		49	[2]	54		(9)	[2]	3	[2]	(210)	[2]
Foreign exchange movement		0		252	[2]	8		(1)	[2]	(12)	[2]	(27)	[2]
Deferred tax assets (liabilities)		418		365	[2]	64	[2]	2	[2]	12	[2]	21	[2]
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	[2]	(9)		(5)		(10)		(3)		(4)		(3)
Recognised in profit or loss		0		(5)	[2]	4		(8)	[2]	0	[2]	0	[2]
Foreign exchange movement		0		1	[2]	1		1	[2]	1	[2]	(1)	[2]
Deferred tax assets (liabilities)		(9)		(9)	[2]	(5)	[2]	(10)	[2]	(3)	[2]	(4)	[2]
Trade and other payables [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	[2]	91		712		1,106		751		842		486
Recognised in profit or loss		211		(44)	[2]	(378)		381	[2]	(87)	[2]	350	[2]
Foreign exchange movement		(6)		(577)	[2]	(16)		(26)	[2]	(4)	[2]	6	[2]
Deferred tax assets (liabilities)		296		91	[2]	712	[2]	1,106	[2]	751	[2]	842	[2]
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	[2]	0		733		498		529		309		34
Recognised in profit or loss				0	[2]	235		(31)	[2]	220	[2]	275	[2]
Foreign exchange movement				(733)	[2]	0		0	[2]	0	[2]	0	[2]
Deferred tax assets (liabilities)	[2]			0		733		498		529		309
Provisions [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	[2]	233		(383)		(217)		(200)		(181)		852
Recognised in profit or loss		62		98	[2]	(166)		(17)	[2]	(19)	[2]	(1,034)	[2]
Foreign exchange movement		0		518	[2]	0		0	[2]	0	[2]	1	[2]
Deferred tax assets (liabilities)		295		233	[2]	(383)	[2]	(217)	[2]	(200)	[2]	(181)	[2]
Other [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		66
Recognised in profit or loss		(24)
Foreign exchange movement		0
Deferred tax assets (liabilities)		42		66
Cash-settled awards [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	[2]					0		8		5		13
Recognised in profit or loss	[2]							(8)		3		(9)
Foreign exchange movement	[2]							0		0		1
Deferred tax assets (liabilities)	[2]							0		8		5
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	[2]	$ 66		0		0		15		0		60
Recognised in profit or loss	[2]			66				(15)		13		(57)
Foreign exchange movement	[2]			0				0		2		(3)
Deferred tax assets (liabilities)	[2]			$ 66		$ 0		$ 0		$ 15		$ 0

[1]	The net deferred tax liability consists of a deferred tax asset of $264 (2023: $153) from the South African operation and a net deferred tax liability of $48,418 (2023: $46,123) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of non-current assets and non-current liabilities in the statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.
[2]	Unaudited and restated. Refer to note 2.2 and note 41.